Results of operation - Operating expenses (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Costs of goods sold
Other income and expenses	€ (87,000)	€ 178,000	€ (237,000)	€ 274,000
Total cost
Costs of goods sold
Research and development	8,360,000	7,131,000	23,177,000	16,726,000
Selling, general and administrative expenses	4,763,000	4,496,000	13,492,000	10,775,000
Other income and expenses	(102,000)	57,000	(354,000)	(224,000)
Operating expenses	13,021,000	11,684,000	36,315,000	27,277,000
Capitalized
Costs of goods sold
Research and development	(4,139,000)	(3,614,000)	(11,891,000)	(7,717,000)
Other income and expenses	15,000	121,000	117,000	498,000
Operating expenses	(4,124,000)	(3,493,000)	(11,774,000)	(7,219,000)
Operating expenses
Costs of goods sold
Research and development	4,221,000	3,517,000	11,286,000	9,009,000
Selling, general and administrative expenses	4,763,000	4,496,000	13,492,000	10,775,000
Other income and expenses	(87,000)	178,000	(237,000)	274,000
Operating expenses	€ 8,897,000	€ 8,191,000	€ 24,541,000	€ 20,058,000